General and Administrative Expense, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General and administrative expenses
Management fee - related party	$ 8,379	$ 7,726	$ 6,026
Professional fees (legal and accounting)	648	588	839
Compensation for Directors and Officers	1,120	240	240
Listing fees and expenses	75	53	58
Miscellaneous	1,138	1,339	1,326
Total	$ 11,360	$ 9,946	$ 8,489